ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES
NOTE 1 – ORGANIZATION AND PRINCIPAL ACTIVITIES

Ossen Innovation Co., Ltd., (“Ossen Innovation” or the “Company”) formerly known as Ultra Glory International, Ltd., or Ultra Glory, is a British Virgin Islands limited liability company organized on January 21, 2010 under the BVI Business Companies Act, 2004 (the “BVI Act”). Ultra Glory was a blank check company formed for the purpose of acquiring, through a share exchange, asset acquisition or other similar business combination, an operating business.

Business Combination

On July 7, 2010, Ultra Glory and its sole shareholder entered into a share exchange agreement with Ossen Innovation Materials Group, Co., Ltd, or Ossen Innovation Group, a British Virgin Islands limited liability company organized on April 30, 2010 under the BVI Act and the shareholders of Ossen Innovation Group. Pursuant to the share exchange agreement, Ultra Glory acquired from the shareholders of Ossen Innovation Group all of the issued and outstanding shares of Ossen Innovation Group, in exchange for an aggregate of 10,000,000 newly issued ordinary shares issued by Ultra Glory to the shareholders of Ossen Innovation Group. In addition, the sole shareholder of Ultra Glory sold all of the 5,000,000 ordinary shares of Ultra Glory that were issued and outstanding prior to the business combination, to the shareholders of Ossen Innovation Group for cash, at a price of $0.03 per share. As a result, the individuals and entities that owned shares of Ossen Innovation Group prior to the business combination acquired 100% of the equity of Ultra Glory, and Ultra Glory acquired 100% of the equity of Ossen Innovation Group. Ossen Innovation Group is now a wholly owned subsidiary of Ultra Glory. In conjunction with the business combination, Ultra Glory filed an amended charter, pursuant to which Ultra Glory changed its name to Ossen Innovation Co., Ltd., changed its fiscal year end to December 31 and increased its authorized shares to 100,000,000. Upon the consummation of the business combination, the company ceased to be a shell company. Ossen Innovation, together with its subsidiaries, is referred to as the “Company,” unless specific reference is made to a company or entity.

The effect of the share exchange and the share sale is such that effectively a reorganization of the entities has occurred for accounting purposes and is deemed to be a reverse acquisition.

The share exchange acquisition is accounted for as a “reverse acquisition” since, immediately following completion of the transaction, the shareholders of Ossen Innovation Group have had effective control of Ultra Glory. For accounting purposes, Ossen Innovation Group is deemed to be the accounting acquirer in the transaction and, consequently, the transaction is treated as a recapitalization of Ultra Glory, i.e., a capital transaction involving the issuance of shares by Ultra Glory for the shares of Ossen Innovation Group. Accordingly, the combined assets, liabilities and results of operations of Ossen Innovation Group and its subsidiaries, became the historical financial statements of Ultra Glory at the closing of the share exchange, and Ultra Glory’s assets (primarily cash and cash equivalents), liabilities and results of operations is consolidated with those of Ossen Innovation Group beginning on the share exchange date. No step-up in basis or intangible assets or goodwill is recorded in this transaction. As this transaction is being accounted for as a reverse acquisition, all direct costs of the transaction is charged to additional paid-in capital. All professional fees and other costs associated with transaction were expensed. The 15,000,000 shares of Ultra Glory, subsequent to the July 7, 2010 share exchange, are presented as if they are outstanding for all periods presented, as these are held 100% by the equity owners of Ossen Innovation Group as of the share exchange and the share sale.

On July 19, 2017, we entered into a Share Exchange Agreement with the shareholders of America-Asia Diabetes Research Foundation, a California corporation that owns 90.27% of the equity interests of San MediTech (Huzhou) Co. Ltd., a China-based medical device company engaged in the research, development and marketing of glucose control products. Pursuant to the Share Exchange Agreement, we agreed to acquire all of the issued and outstanding equity interests of America-Asia Diabetes Research Foundation in exchange for 81,243,000 of our ordinary shares. Upon completion of the Acquisition, we would indirectly own 90.27% of San MediTech. In connection with the Acquisition, we agreed to sell our existing pre-stressed steel manufacturing business, including all existing liabilities, immediately following the completion of the Acquisition. An entity affiliated with Dr. Liang Tang, our Chairman, agreed to acquire all of the equity of our wholly-owned subsidiary, which indirectly owns all of our existing operating subsidiaries, in exchange for the forfeiture and cancellation of all 11,850,000 ordinary shares currently held by Dr. Tang (the “Sale Transaction”). On May 4, 2018, the shareholders of America-Asia Diabetes Research Foundation breached the Share Exchange Agreement and as a result, the Share Exchange Agreement and the Sale Transaction have been terminated.

The Company’s Shareholders

Dr. Tang, our chairman, owns 100% of the shares of Effectual Strength Enterprises Ltd., a British Virgin Islands company, which currently owns approximately 60.0% of our outstanding ordinary shares. The spouse of our chief executive officer, Wei Hua, owns 100% of the shares of Fascinating Acme Development Ltd., which owns approximately 3.0% of our outstanding ordinary shares. The spouse of the chief executive officer of Ossen Material Research (formerly Shanghai ZFX), which is an affiliated company of ours that supplies us with raw materials, owns 100% of the shares of Gross Inspiration Development Ltd., which owns approximately 3.0% of our outstanding ordinary shares. In December 2011, 5 million shares were issued in our initial public offering. Currently we have approximately 30.2% of our ordinary shares, or 5,988,290 shares, trading on NASDAQ in the form of ADS’s. The holders of the remaining approximately 3.8% of our shares are investors that are residents of the PRC and are unaffiliated with Ossen.

The Company’s Subsidiaries

British Virgin Islands Companies

Ossen Innovation Group, the Company’s wholly owned subsidiary, is the sole shareholder of two holding companies organized in the British Virgin Islands: Ossen Group (Asia) Co., Ltd., or Ossen Asia, and Topchina Development Group Ltd., or Topchina. All of the equity of Ossen Asia and Topchina had been held by Dr. Tang since inception. In May 2010, Dr. Tang transferred these shares to Ossen Innovation Group in anticipation of the public listing of our Company’s shares in the United States.

Ossen Asia is a British Virgin Islands limited liability company organized on February 7, 2002. Ossen Asia has one direct operating subsidiary in China, Ossen Innovation Materials Co. Ltd., or Ossen Materials. Ossen Asia owns 81% of the equity of Ossen Materials.

Topchina is a British Virgin Islands limited liability company organized on November 3, 2004. Ossen Materials and Topchina directly own an operating subsidiary in China, Ossen (Jiujiang) Steel Wire & Cable Co., Ltd., or Ossen Jiujiang. Ossen Materials owns 20.46% of the equity of Ossen Jiujiang and Topchina owns 79.54%.

Ossen Materials

Ossen Materials was formed in China on October 27, 2004 as a Sino-foreign joint venture limited liability company under the name Ossen (Maanshan) Steel Wire and Cable Co., Ltd. On May 8, 2008, Ossen Materials was restructured from a Sino-foreign joint venture limited liability company to a corporation. The name of the entity was changed at that time to Ossen Innovation Materials Co., Ltd.

Ossen Asia owns 81% of the equity of Ossen Materials. The remaining 19% is held in the aggregate by four Chinese entities, two of which are controlled by Chinese governmental entities, one of which is controlled by Zhonglu Co. Ltd., a company whose shares are listed on the Shanghai Stock Exchange, and one of which is controlled by Chinese citizens.

Through Ossen Materials, the Company has manufactured and sold plain surface PC strands, galvanized PC steel wires and PC wires in the Company’s Maanshan City, PRC, facility since 2004. The primary products manufactured in this facility are the Company’s plain surface PC strands. The primary markets for the products manufactured at the Company’s Maanshan facility are Anhui Province, Jiangsu Province, Zhejiang Province and Shanghai City, each in the PRC.

Ossen Jiujiang

On April 6, 2005, Shanghai Ossen Investment Holdings (Group) Co., Ltd., or Ossen Shanghai, acquired a portion of the bankruptcy assets of Jiujiang Tianlong Galvanized Prestressing Steel Strand LLC, including equipment, land use rights and inventory for approximately $2.9 million. Ossen Jiujiang was formed by Ossen Shanghai in the PRC as a Sino-Foreign joint venture limited liability company on April 13, 2005. Ossen Shanghai then transferred the newly acquired assets to Ossen Jiujiang. At its inception, Ossen Jiujiang was owned by two entities: 33.3% of its equity was held by Ossen Asia and 66.7% by Ossen Shanghai. In June 2005, Ossen Shanghai transferred its entire interest in Ossen Jiujiang to Topchina in exchange for approximately $2.9 million. In October 2007, Topchina transferred 41.7% of the equity in Ossen Jiujiang to Ossen Asia for no consideration. On December 17, 2007, Ossen Asia transferred all of its shares in Ossen Jiujiang to Ossen Materials for no consideration. On December 27, 2010, the paid-in capital of Ossen Jiujiang increased from approximately $6,048,509 (RMB 50,000,000) to approximately $26,048,509 (RMB 183,271,074) and was injected by cash of approximately $20,000,000 (RMB 133,271,074) from its shareholder Topchina. Since then, 20.46% of the equity interest of Ossen Jiujiang has been held by Ossen Materials and 79.54% by Topchina. On April 9, 2014, Ossen (Jiujiang) Steel Wire & Cable Co., Ltd. changed its name to Ossen (Jiujiang) New Materials Co., Ltd.

Through Ossen Jiujiang, the company manufactures galvanized PC wires, plain surface PC strands, galvanized PC strands, unbonded PC strands, helical rib PC wires, sleeper PC wires and indented PC wires. The primary products manufactured in this facility are the company’s galvanized PC wires. The primary markets for the PC strands manufactured in the company’s Jiujiang facility are Jiangxi Province, Wuhan Province, Hunan Province, Fujian Province and Sichuan Province, each in the PRC.

At December 31, 2017, the subsidiaries of Ossen Innovation Co., Ltd were as follows:

Name	Domicile and Date of Incorporation	Paid-in Capital		Percentage of Effective Ownership	Principal Activities

Ossen Innovation Materials Group, Co., Ltd. (“Ossen Innovation Group”)	BVI April 30, 2010	USD	-	100%	Investments holdings

Ossen Group (Asia) Co., Ltd. ("Ossen Asia")	BVI February 7, 2002	USD	-	100%	Investments holdings

Topchina Development Group Ltd. ("Topchina")	BVI November 3, 2004	USD	-	100%	Investments holdings

Ossen Innovation Materials Co., Ltd. ("Ossen Meterials")	The PRC October 27, 2004	RMB	75,000,000	81%	Design, engineering, manufacture and sale of customized prestressed steel materials

Ossen (Jiujiang) New Materials Co., Ltd. (Formerly Ossen (Jiujiang) Steel Wire & Cable Co., Ltd.) ("Ossen Jiujiang")	The PRC April 13, 2005	RMB	183,271,074	96.11%	Design, engineering, manufacture and sale of customized prestressed steel materials